FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 8) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$) Number
IfrsStatementLineItems [Line Items]
Notional	R$ 4,590,000
Fair value	(112,485)
Cash flow hedges [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Fair value	R$ 37,675
Non-deliverable forward [member] | Cash flow hedges [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	USD Exports
Asset	BRL
Liabilities	USD
Maturity	1st Qtr. 2023
Notional	R$ 268,000
Designation rate | Number	5.3950
Fair value	R$ 27,249
Nondeliverable Forward [Member] | Cash flow hedges [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	USD Exports
Asset	BRL
Liabilities	USD
Maturity	2nd Qtr. 2023
Notional	R$ 25,000
Designation rate | Number	5.5406
Fair value	R$ 3,337
Nondeliverable Forward Two [Member] | Cash flow hedges [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	USD Exports
Asset	BRL
Liabilities	USD
Maturity	4th Qtr. 2023
Notional	R$ 3,000
Designation rate | Number	5.5740
Fair value	R$ (53)
Collar [Member] | Cash flow hedges [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	USD Exports
Asset	BRL
Liabilities	USD
Maturity	1st Qtr. 2023
Notional	R$ 130,000
Designation rate | Number	5.3785
Fair value	R$ 2,437
Collar One [Member] | Cash flow hedges [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	USD Exports
Asset	BRL
Liabilities	USD
Maturity	2nd Qtr. 2023
Notional	R$ 50,000
Designation rate | Number	5.5296
Fair value	R$ 2,929
Collar Two [Member] | Cash flow hedges [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	USD Exports
Asset	BRL
Liabilities	USD
Maturity	3rd Qtr. 2023
Notional	R$ 15,000
Designation rate | Number	5.6892
Fair value	R$ 1,273
Collar Three [Member] | Cash flow hedges [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	USD Exports
Asset	BRL
Liabilities	USD
Maturity	4th Qtr. 2023
Notional	R$ 5,000
Designation rate | Number	5.7500
Fair value	R$ 503